Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income including contract liabilities [abstract]
Deferred Revenue, Beginning Balance	₩ 9,868,189	₩ 9,201,538
Increase	1,149,578	1,310,128
Recognized as revenue	(661,212)	(643,477)
Deferred Revenue, Ending Balance	₩ 10,356,555	₩ 9,868,189